Stock-Based Compensation Plans (Range of Exercise Prices per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Range of Exercise Prices per Share
Weighted Average Remaining Conctractual Life	3 years 8 months 12 days	4 years 2 months 12 days
Number Outstanding	48,446
Weighted Average Exercise Price per Share	$ 41.71
$12.12 - $18.18 [Member]
Range of Exercise Prices per Share
Weighted Average Remaining Conctractual Life	1 year 3 months 22 days
Number Outstanding	3,200
Weighted Average Exercise Price per Share	$ 14.29
Prices per Share, lower range	$ 12.12
Prices per Share, upper range	$ 18.18
$18.19 - $24.24 [Member]
Range of Exercise Prices per Share
Weighted Average Remaining Conctractual Life	1 year 6 months 15 days
Number Outstanding	5,300
Weighted Average Exercise Price per Share	$ 19.15
Prices per Share, lower range	$ 18.19
Prices per Share, upper range	$ 24.24
$24.25 - $30.30 [Member]
Range of Exercise Prices per Share
Weighted Average Remaining Conctractual Life	6 months 15 days
Number Outstanding	3,325
Weighted Average Exercise Price per Share	$ 24.84
Prices per Share, lower range	$ 24.25
Prices per Share, upper range	$ 30.30
$30.31 - $42.41 [Member]
Range of Exercise Prices per Share
Weighted Average Remaining Conctractual Life	2 years 5 months 19 days
Number Outstanding	5,200
Weighted Average Exercise Price per Share	$ 31.33
Prices per Share, lower range	$ 30.31
Prices per Share, upper range	$ 42.41
$42.42 - $48.48 [Member]
Range of Exercise Prices per Share
Weighted Average Remaining Conctractual Life	4 years 1 month 17 days
Number Outstanding	3,334
Weighted Average Exercise Price per Share	$ 48.17
Prices per Share, lower range	$ 42.42
Prices per Share, upper range	$ 48.48
$48.49 - $54.54 [Member]
Range of Exercise Prices per Share
Weighted Average Remaining Conctractual Life	4 years 11 months 16 days
Number Outstanding	28,087
Weighted Average Exercise Price per Share	$ 52.25
Prices per Share, lower range	$ 48.49
Prices per Share, upper range	$ 54.54